Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Accounts receivable, gross	$4,082,848	$4,489,706
Less: allowance for credit losses	(563,934)	(571,148)
Accounts receivable, net	$3,518,914	$3,918,558

Schedule of an Aged Analysis of Accounts Receivables

Below is an aged analysis of accounts receivables as of September 30, 2025, respectively.

	As of September 30, 2025
	Accounts receivable, gross	Allowance for credit losses	Accounts receivable, net
Within 90 days	$2,808,532	(69,250)	2,739,282
91-180 days	757,344	-	757,344
181-365 days	259	(10)	249
Greater than 1 year	516,713	(494,674)	22,039
Accounts receivable, net	$4,082,848	(563,934)	3,518,914

Schedule of Changes of Allowance for Credit Losses

Changes of allowance for credit losses for the years ended September 30, 2025 and 2024 are as follows:

	For the year ended 2025	For the year ended 2024
Beginning balance	$571,148	$46,722
Additional (Reversal) for credit losses	(7,214)	524,426
Ending balance	$563,934	$571,148